Securities, 424I - Securities, 424I: 1	Dec. 19, 2025 USD ($)
Securities, 424I Table
Fee Previously Paid	false
Security Class Title	Units, each consisting of one Ordinary Share, $0.0001 par value, and one right to receive one-seventh of one Ordinary Share(2)
Fee Rate	0.00014%
Amount of Registration Fee	$ 15,881.5